SMARTTRUST, DIVERSIFIED INCOME & GROWTH TRUST (2010 SERIES A)

Supplement to the Prospectus

     Notwithstanding anything to the contrary in the prospectus, the “Portfolio of Investments” no longer contains the common stock of S&P 500 Covered Call Fund Inc.

     Supplement Dated: February 10, 2010

111 West Monroe Street
Chicago, IL 60603-4080

T 312.845.3000
F 312.701.2361
www.chapman.com

February 10, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: SmartTrust, Diversified Income & Growth Trust (2010 Series A) (the “Fund”)

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, we are submitting a supplement to the prospectus being used with respect to the Fund.

Very truly yours,

CHAPMAN AND CUTLER LLP

Enclosure